Restricted Cash (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 02, 2010
Restricted Cash and Cash Equivalents Items [Line Items]
Less: short-term restricted cash	$ (4.5)	$ (14.8)
Long-term restricted cash	51.5	45.7
Defeasance of unsecured notes to be issued (see Note 14) [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total restricted cash	$ 56.0	$ 60.5	$ 75.4	$ 89.2